Acquisitions (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands	Nov. 15, 2025 CAD ($)	Nov. 14, 2025 CAD ($)	Dec. 10, 2025 $ / shares	Nov. 15, 2025 USD ($)	Nov. 15, 2025 CAD ($)	Nov. 14, 2025 USD ($) shares	Nov. 14, 2025 CAD ($) shares $ / shares	Jul. 15, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired						100.00%	100.00%
Deemed issue price per share | $ / shares			$ 6.25					$ 4.50
US trungsten inc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired						100.00%	100.00%
Fair value of the consideration transferred							$ 9,000,000
Fair value of the consideration transferred, shares | shares						1,347,305	1,347,305
Deemed issue price per share | $ / shares							$ 9.25
Cash payment						$ 750	$ 1,043,000
Total consideration amount						$ 9,750	$ 13,506,000
Transactions costs		$ 30,000
Apex garnet inc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				100.00%	100.00%
Cash payment				$ 250	$ 348,000
Transactions costs	$ 3,000